Debt - Summary of Components of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 2,269,590	$ 2,272,085
Total debt		3,357,648	1,146,249
Total Debt, Weighted-Average Stated Interest Rate
Term Loan [Member] | 2013 Term Loan [Member]
Debt Instrument [Line Items]
Total debt		1,477,044
Total Debt, Weighted-Average Stated Interest Rate		4.75%
Term Loan [Member] | 2012 Term Loan [Member]
Debt Instrument [Line Items]
Total debt			679,598
Total Debt, Weighted-Average Stated Interest Rate			5.75%
Senior Notes [Member]
Debt Instrument [Line Items]
Total debt		575,000
Total Debt, Weighted-Average Stated Interest Rate		7.875%
4.5% Convertible Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt		215,935	207,135
Total Debt, Weighted-Average Stated Interest Rate		4.50%	4.50%
Master Repurchase Agreements [Member]
Debt Instrument [Line Items]
Total debt		1,085,563	255,385
Total Debt, Weighted-Average Stated Interest Rate		2.85%	4.26%
Other [Member]
Debt Instrument [Line Items]
Total debt		$ 4,106	$ 4,131